Disposal group held for sale and disposal of subsidiaries - Details of Assets and Liabilities at Date of Disposal (Detail) ₨ in Millions, $ in Millions				12 Months Ended
	Mar. 29, 2022 INR (₨)	Jan. 18, 2022 INR (₨)	Feb. 15, 2021 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Apr. 01, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Assets
Property, plant and equipment					₨ 538,355	$ 6,550	₨ 437,593
Right of use assets				₨ 4,264	10,618	129	7,495
Trade receivables (refer Note 9)					30,687	373	45,825		₨ 35,980
Bank balances other than cash and cash equivalents					37,837	460	50,741
Cash and cash equivalents				20,679	38,182	465	28,379	$ 345		₨ 13,089
Other non-current assets					11,463	139	10,081
Prepayments (non-current)					1,018	12	875
Other current financial assets					4,094	50	2,178
Other current assets					2,364	29	3,001
Other assets					1,901	23	3,254
Total assets					746,494	9,083	641,343
Liabilities
Interest-bearing loans and borrowings					71,629	871	84,262
Deferred government grant - non-current					203	2	214
Deferred government grant - current					11	0	11
Others current financial liabilities					59,263	721	71,636
Trade payables					6,118	74	5,609
Other non-current liabilities					3	0	5
Others non-current financial liabilities					1,735	21	2,087
Long term provisions					16,859	205	13,384
Other current liabilities					4,117	50	3,281
Total liabilities					628,094	7,642	514,970
Non-controlling interests					₨ 11,548	$ 141	₨ 7,934
Adyah Solar Energy Private Limited
Liabilities
Net assets sold				5,957
Total consideration			₨ 5,549	5,549
Total impairment loss on assets of disposal group held for sale (presented under other expenses in statement of profit or loss)			408
Consideration satisfied by:
Cash and cash equivalents			3,613	3,613
Deferred consideration receivable			1,936
Cash acquired on acquisition of control in jointly controlled entities			5,549	₨ 5,549
Solar Energy and its Subsidiaries | Disposal groups classified as held for sale [member] | Two Solar Rooftop Projects
Assets
Property, plant and equipment		₨ 181
Total assets		5,820
Liabilities
Net assets sold		5,820
Total consideration		6,047
Total gain / (loss)		227
Total impairment loss on assets of disposal group held for sale (presented under other expenses in statement of profit or loss)		88
Consideration satisfied by:
Cash and cash equivalents		5,437
Deferred consideration receivable		610
Cash acquired on acquisition of control in jointly controlled entities		6,047
Shekhawati Solar Park Private Limited | Disposal groups classified as held for sale [member]
Assets
Total assets	₨ 16
Liabilities
Net assets sold	16
Total consideration	3
Total gain / (loss)	(13)
Consideration satisfied by:
Cash and cash equivalents	3
Cash acquired on acquisition of control in jointly controlled entities	3
Assets at the Date of Disposal [Member] | Adyah Solar Energy Private Limited | Disposal groups classified as held for sale [member]
Assets
Property, plant and equipment			14,383
Right of use assets			1,571
Trade receivables (refer Note 9)			621
Bank balances other than cash and cash equivalents			392
Cash and cash equivalents			16
Other non-current assets			10
Prepayments (non-current)			37
Other current financial assets			2
Other current assets			25
Total assets			17,057
Assets at the Date of Disposal [Member] | Solar Energy and its Subsidiaries
Assets
Property, plant and equipment		5,335
Intangible assets		7
Trade receivables (refer Note 9)		310
Bank balances other than cash and cash equivalents		640
Cash and cash equivalents		664
Deferred tax assets (net)		30
Other non-current assets		1
Other current financial assets		244
Other current assets		262
Non-current tax assets (net)		80
Other assets		6
Total assets		7,579
Assets at the Date of Disposal [Member] | Shekhawati Solar Park Private Limited
Assets
Property, plant and equipment	1
Bank balances other than cash and cash equivalents	3
Cash and cash equivalents	11
Other non-current assets	5
Other current financial assets	0
Other assets	0
Total assets	20
Liabilities at the Date of Disposal [Member] | Adyah Solar Energy Private Limited | Disposal groups classified as held for sale [member]
Liabilities
Interest-bearing loans and borrowings			10,336
Others current financial liabilities			48
Others non-current financial liabilities			596
Long term provisions			100
Other current liabilities			20
Total liabilities			11,100
Net assets sold			₨ 5,957
Liabilities at the Date of Disposal [Member] | Solar Energy and its Subsidiaries
Liabilities
Interest-bearing loans and borrowings		1,238
Deferred government grant - non-current		476
Deferred government grant - current		25
Others current financial liabilities		55
Deferred tax liabilities (net)		37
Trade payables		66
Other non-current liabilities		13
Current tax liabilities (net)		15
Total liabilities		1,925
Liabilities at the Date of Disposal [Member] | Shekhawati Solar Park Private Limited
Liabilities
Trade payables	4
Total liabilities	4
Assets (Liabilities) At The Date Of Disposal | Solar Energy and its Subsidiaries
Liabilities
Non-controlling interests		15
Net assets sold		₨ 5,639
Assets (Liabilities) At The Date Of Disposal | Shekhawati Solar Park Private Limited
Liabilities
Net assets sold	₨ 16